Tax liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tax liabilities
Summary of tax liabilities

	12/31/2021	12/31/2020
Income tax and social contribution	41,764	9,947
Tax on financial transactions	2,821	1,427
PIS/COFINS	14,419	7,505
INSS/FGTS	14,069	7,229
Other taxes	5,333	4,163
Total tax liabilities	78,406	30,271